Earnings per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income attributable to common shareholders	$ 34,224	$ 13,226
Undistributed income attributable to Series C participating preferred shares	0	(5,602)
Net income available to common shareholders, basic and diluted	34,224	7,624
Net income available to:
Class A, basic and diluted	34,224	7,624
Diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	(0)	5,602
Common Class A [Member]
Numerator:
Net income available to common shareholders, basic and diluted	34,224	7,624
Net income available to:
Class A, basic and diluted	$ 34,224	$ 7,624
Denominator:
Basic weighted average number of Series C Preferred shares outstanding, as converted	34,136,307	17,632,674
Plus weighted average number of RSUs with service conditions	31,786	97,954
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	34,168,093	17,730,628
Basic earnings per share:
Basic earnings per share	$ 1.00	$ 0.43
Diluted earnings per share:
Diluted earnings per share	$ 1.00	$ 0.43
Series C Preferred Stock [Member]
Numerator:
Undistributed income attributable to Series C participating preferred shares	$ 0	$ (5,602)
Denominator:
Basic weighted average number of Series C Preferred shares outstanding, as converted	0	12,955,188
Plus weighted average number of RSUs with service conditions	0	71,970
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	0	13,027,157
Basic earnings per share:
Basic earnings per share		$ 0.43
Diluted earnings per share:
Diluted earnings per share		$ 0.43
Undistributed income attributable to Series C participating preferred shares	$ 0	$ 5,602